Net Loss per Share or Unit - Basic and Diluted - Schedule of Calculation of Basic and Diluted Net Loss Per Share or Unit (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss attributable to common stockholders or unit holders	$ (3,163,657)	$ (913,700)	$ (15,329,488)	$ (3,427,675)	$ (5,451,778)	$ (2,125,487)
Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders - basic	16,024,011	144,163	8,294,938	3,955,649	3,012,603	8,521,250
Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders - diluted	16,024,011	144,163	8,294,938	3,955,649	3,012,603	8,521,250
Net loss per share or unit attributable to common stockholders or unit holders-basic	$ (0.2)	$ (6.34)	$ (1.85)	$ (0.87)	$ (1.81)	$ (0.25)
Net loss per share or unit attributable to common stockholders or unit holders-diluted	$ (0.2)	$ (6.34)	$ (1.85)	$ (0.87)	$ (1.81)	$ (0.25)